COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.24

Valuation Report
Run Date - 08/26/2026 10:09:29 AM
LOAN INFORMATION							Origination Values												AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Appraisal Type	Appraisal Company	Appraiser Name	Appraiser State License Number	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXX	XXXX	XXXX	4350122777	XXXX	XXXX		XXXX	XXXX	XXXX	1004	XXXX	XXXX	XXXX												XXXX	$0.00	0.00%	XXXX	A	XXXX																													N/A